Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000252534 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.78%	18.95%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%	18.86%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.41%